Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2022	2023
Raw materials	$6,180	$3,972
Goods in transit	2,997	4,215
Work in progress	2,257	1,719
Finished goods	11,547	8,980
Inventories, gross	22,981	18,886
Impairment	(1,855)	(1,435)
Inventories, net	$21,126	$17,451